Retirement benefit schemes - additional information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of defined benefit plans [abstract]
Percentage of principal schemes to total defined benefit schemes	90.00%
Percentage of defined benefit net costs charged to the adjusted profit	60.00%
Frequency of valuations	3 years
Net asset and (liability) for pension and healthcare schemes	£ 72	£ 117	£ 88